UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Distillate International Fundamental Stability & Value ETF
DSTX (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate Intl Fundamental Stability & Value ETF	$60	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly 1000 mid- and large-capitalization stocks listed outside the U.S. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of international stocks over the long-term. During the period, the Fund benefited from strong global equity market returns, and the fund’s returns outpaced the returns of the Morningstar Global Markets ex-US Index. Relative to that index, the Fund on average holds companies with more attractive valuation metrics such as Price/Cash Flow or Price/Earnings ratios.

Top Contributors
↑	SK Hynix, Inc.
Gold Fields, Ltd.
Taiwan Semiconductor-SP ADR
British American Tob-SP ADR
Heidelberg Materials AG

Top Detractors
↓	JD.COM, Inc.
DR ING HC F Porsche AG
LVMH Moet Hennessy Louis Vuitton SE
Merck KGaA
Bunzl PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Distillate International Fundamental Stability & Value ETF	PAGE 1	TSR-AR-26922B501

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/14/2020)
Distillate Intl Fundamental Stability & Value ETF NAV	19.79	6.64
Morningstar Global Markets ex-US NR USD	15.94	7.65
Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$37,896,660
Number of Holdings	102
Net Advisory Fee	$190,624
Portfolio Turnover	91%
30-Day SEC Yield	1.96%
30-Day SEC Yield Unsubsidized	1.96%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
SK Hynix, Inc.	2.8%
British American Tobacco PLC	2.4%
Magna International, Inc.	2.0%
Roche Holding AG	1.9%
America Movil SAB de CV	1.7%
Canadian Natural Resources, Ltd.	1.6%
Grupo Mexico SAB de CV	1.5%
Samsung Electronics Company, Ltd.	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Kia Corporation	1.4%
Geographic Breakdown (% of Net Assets)
Sector Breakdown (% of Net Assets)
Distillate International Fundamental Stability & Value ETF	PAGE 2	TSR-AR-26922B501

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate International Fundamental Stability & Value ETF	PAGE 3	TSR-AR-26922B501

Distillate Small/Mid Cash Flow ETF
DSMC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate Small/Mid Cash Flow ETF	$55	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations and strong balance sheets, from a starting universe of U.S. listed small- and mid-capitalization stocks. By avoiding stocks with excessive valuations or significant indebtedness, the Fund aims to outperform a broad benchmark of similarly sized U.S. stocks over the long-term. During the period, the Fund’s returns were positive, though the fund did not keep pace with the returns of its primary benchmark, the Russell 2000 Index. Relative to that index, the Fund on average holds stocks of companies with more attractive valuation metrics such as Price/Cash Flow or Price/Earnings ratios.

Top Contributors
↑	Sterling Infrastructure, Inc.
Dillards, Inc.
Tapestry, Inc.
Ramaco Resources, Inc.
TopBuild Corporation

Top Detractors
↓	Crocs, Inc.
Alpha Metallurgical Resources, Inc.
Core Natural Resources, Inc.
Carter’s, Inc.
ASGN, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Distillate Small/Mid Cash Flow ETF	PAGE 1	TSR-AR-26922B667

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/05/2022)
Distillate Small/Mid Cash Flow ETF NAV	0.85	14.35
Russell 3000 Total Return	17.41	21.96
Russell 2000 Total Return Index	10.76	13.10
Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$106,711,918
Number of Holdings	151
Net Advisory Fee	$538,693
Portfolio Turnover	112%
30-Day SEC Yield	1.30%
30-Day SEC Yield Unsubsidized	1.30%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Skyworks Solutions, Inc.	1.3%
Mosaic Company	1.3%
Owens Corning	1.1%
DXC Technology Company	1.1%
APA Corporation	1.1%
Molina Healthcare, Inc.	1.1%
Antero Resources Corporation	1.0%
Dillard’s, Inc.	1.0%
HF Sinclair Corporation	1.0%
Ovintiv, Inc.	1.0%
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/.
Distillate Small/Mid Cash Flow ETF	PAGE 2	TSR-AR-26922B667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate Small/Mid Cash Flow ETF	PAGE 3	TSR-AR-26922B667

Distillate U.S. Fundamental Stability & Value ETF
DSTL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate U.S. Fundamental Stability & Value ETF	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly the largest 500 U.S. listed stocks. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of large-capitalization U.S. stocks over the long-term. During the period, the Fund benefited from a very strong U.S. equity returns broadly, though the fund did not keep pace with the returns of market capitalization-weighted benchmarks like the S&P 500 Index. Relative to that index, the Fund on average holds much smaller companies and ones with significantly more attractive valuation metrics as defined by Distillate’s proprietary Free Cash Flow methodology.

Top Contributors
↑	Comfort Systems USA, Inc.
LAM Research Corporation
Vistra Corporation
Jabil, Inc.
Cisco Systems, Inc.

Top Detractors
↓	UnitedHeatlh Group, Inc.
Elevance, Inc.
Comcast Corporation
Lennar Corporation
ICON PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 1	TSR-AR-26922A321

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2018)
Distillate U.S. Fundamental Stability & Value ETF NAV	3.67	13.80	14.28
S&P 500 TR	17.60	16.47	15.59
Russell 1000 Value Total Return	9.44	13.88	10.42
Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,838,343,239
Number of Holdings	101
Net Advisory Fee	$7,509,500
Portfolio Turnover	70%
30-Day SEC Yield	1.35%
30-Day SEC Yield Unsubsidized	1.35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
AbbVie, Inc.	2.7%
Johnson & Johnson	2.7%
Merck & Company, Inc.	2.4%
T-Mobile US, Inc.	2.3%
Cisco Systems, Inc.	2.0%
Procter & Gamble Company	2.0%
Comcast Corporation	2.0%
Salesforce, Inc.	1.7%
Cigna Group	1.6%
QUALCOMM, Inc.	1.6%
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 2	TSR-AR-26922A321

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 3	TSR-AR-26922A321

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$ 47,500	$ 47,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 10,500	$ 10,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Distillate Capital ETFs
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Annual Financial Statements and Additional Information
September 30, 2025

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 2.7%
Computershare, Ltd.	14,288	$343,644
Evolution Mining, Ltd.	48,337	346,944
Sonic Healthcare, Ltd.	24,430	347,136
		1,037,724
Brazil - 1.9%
Telefonica Brasil SA	56,520	360,948
TIM SA	79,468	350,369
		711,317
Canada - 7.3%
Canadian Natural Resources, Ltd.	18,767	600,210
CGI, Inc.	2,235	199,116
Gildan Activewear, Inc.	4,755	274,761
Magna International, Inc. - ADR	7,984	378,282
Magna International, Inc.	7,980	378,181
Open Text Corporation	10,233	382,579
TFI International, Inc.	3,564	313,726
Tourmaline Oil Corporation	5,571	240,313
		2,767,168
China - 11.3%
Aluminum Corporation of China, Ltd. - Class H	390,000	404,516
BYD Electronic International Company, Ltd.	57,500	305,518
China Mengniu Dairy Company, Ltd.	151,000	291,116
JD Logistics, Inc.(a)(b)	154,700	260,471
JD.com, Inc. - Class A	27,350	486,861
Kingsoft Corporation, Ltd.	48,400	215,363
Kuaishou Technology(b)	43,700	475,171
Li Ning Company, Ltd.	115,500	261,866
Shenzhou International Group Holdings, Ltd.	36,800	291,594
Tongcheng Travel Holdings, Ltd.	93,600	276,695
Yangzijiang Shipbuilding Holdings, Ltd.	140,800	368,055
Zhejiang Leapmotor Technology Company, Ltd. - Class H(a)(b)	40,800	347,936
ZTO Express Cayman, Inc.	15,150	287,212
		4,272,374
Denmark - 1.8%
Genmab AS(a)	1,160	351,955
Pandora AS	2,608	340,081
		692,036
France - 10.1%
Bureau Veritas SA	7,895	247,130
Capgemini SE	3,030	439,871
Cie de Saint-Gobain SA	3,551	382,446
Cie Generale des Etablissements Michelin SCA	12,102	434,276
Danone SA	4,622	402,754

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	917	$560,828
Publicis Groupe SA	4,799	460,581
Teleperformance SE	4,988	371,231
Vinci SA	3,684	510,573
		3,809,690
Germany - 4.5%
Beiersdorf AG	3,495	365,491
Deutsche Boerse AG	1,116	299,109
Heidelberg Materials AG	1,694	381,273
Merck KGaA	3,242	416,935
Zalando SE(a)(b)	7,943	242,753
		1,705,561
Hong Kong - 1.9%
Geely Automobile Holdings, Ltd.	152,000	381,934
WH Group, Ltd.(b)	317,000	343,467
		725,401
India - 1.3%
Infosys, Ltd. - ADR	30,085	489,483
Indonesia - 0.9%
Telkom Indonesia Persero Tbk PT	1,901,600	349,169
Ireland - 0.8%
DCC PLC	4,644	298,346
Italy - 1.0%
Nexi SpA(b)	64,453	364,728
Japan - 18.6%
Astellas Pharma, Inc.	38,300	415,067
Daikin Industries, Ltd.	3,400	393,215
Denso Corporation	24,400	352,820
Japan Tobacco, Inc.	12,300	404,933
Komatsu, Ltd.	11,800	412,283
MatsukiyoCocokara & Company	13,700	278,666
Nexon Company, Ltd.	15,800	347,378
Nidec Corporation	14,200	253,213
Niterra Company, Ltd.	7,400	286,309
Ono Pharmaceutical Company, Ltd.	27,400	315,958
Otsuka Corporation	14,400	301,095
Otsuka Holdings Company, Ltd.	5,900	313,966
SCREEN Holdings Company, Ltd.	3,700	337,218
Secom Company, Ltd.	8,600	315,909
Shimano, Inc.	2,800	314,724
Shin-Etsu Chemical Company, Ltd.	11,900	391,040
Shionogi & Company, Ltd.	17,900	314,100
Suntory Beverage & Food, Ltd.	7,500	234,875
Suzuki Motor Corporation	27,800	406,689
Unicharm Corporation	51,800	336,506
Yokogawa Electric Corporation	11,300	325,568
		7,051,532

The accompanying notes are an integral part of these financial statements.

1

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mexico - 6.2%
America Movil SAB de CV	614,489	$644,237
Cemex SAB de CV	389,288	349,526
Fomento Economico Mexicano SAB de CV	49,732	489,521
Grupo Mexico SAB de CV - Class B	64,882	564,004
Wal-Mart de Mexico SAB de CV	101,507	313,283
		2,360,571
Netherlands - 1.7%
Euronext NV(b)	2,118	317,056
IMCD NV	3,159	326,642
		643,698
Norway - 1.6%
Mowi ASA	16,222	342,721
Norsk Hydro ASA	40,718	275,866
		618,587
Poland - 0.9%
LPP SA	73	355,759
South Africa - 2.2%
Gold Fields, Ltd.	11,050	466,972
Harmony Gold Mining Company, Ltd.	19,211	350,603
		817,575
South Korea - 7.2%
Hyundai Glovis Company, Ltd.	2,434	286,934
Kia Corporation	7,451	534,775
Samsung Electronics Company, Ltd. - GDR	376	561,744
Samsung SDS Company, Ltd.	2,362	276,427
SK Hynix, Inc.	4,360	1,079,862
		2,739,742
Sweden - 2.9%
Essity AB - Class B	9,425	246,320
Sandvik AB	13,575	377,873
Volvo AB - Class B	16,103	461,426
		1,085,619
Switzerland - 3.3%
Novartis AG	4,227	531,901
Roche Holding AG - ADR	17,501	731,717
		1,263,618
United Kingdom - 8.8%
Ashtead Group PLC	6,294	420,701
Auto Trader Group PLC(b)	20,473	217,243
British American Tobacco PLC - ADR	16,956	900,024
Bunzl PLC	9,813	309,926
Imperial Brands PLC	10,363	440,581
Intertek Group PLC	3,540	225,039

	Shares	Value
JD Sports Fashion PLC	219,008	$280,984
London Stock Exchange Group PLC	4,551	521,760
		3,316,258
TOTAL COMMON STOCKS (Cost $32,678,810)		37,475,956
PREFERRED STOCKS - 0.9%
Germany - 0.9%
Dr Ing hc F Porsche AG, 0.00%(b)	6,807	330,168
TOTAL PREFERRED STOCKS (Cost $398,641)		330,168

	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	138	0
TOTAL WARRANTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(e)	38,776	38,776
TOTAL MONEY MARKET FUNDS (Cost $38,776)		38,776
TOTAL INVESTMENTS - 99.9% (Cost $33,116,227)		$37,844,900
Other Assets in Excess of Liabilities - 0.1%		51,760
TOTAL NET ASSETS - 100.0%		$37,896,660

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,898,993 or 7.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Basic Materials - 1.9%
Mosaic Company	40,092	$1,390,390
Sylvamo Corporation	14,608	645,966
		2,036,356
Communications - 4.9%
Cars.com, Inc.(a)	43,023	525,741
ePlus, Inc.	8,493	603,088
Etsy, Inc.(a)	14,533	964,846
Interpublic Group of Companies, Inc.	33,541	936,129
Liquidity Services, Inc.(a)	19,397	532,060
Scholastic Corporation	20,586	563,645
Thryv Holdings, Inc.(a)	43,370	523,042
Ziff Davis, Inc.(a)	16,328	622,097
		5,270,648
Consumer, Cyclical - 22.1%
Abercrombie & Fitch Company - Class A(a)	7,094	606,892
Academy Sports & Outdoors, Inc.	14,357	718,137
Adient PLC(a)	25,901	623,696
Allison Transmission Holdings, Inc.	9,961	845,490
Bath & Body Works, Inc.	30,933	796,834
BorgWarner, Inc.	20,898	918,676
Buckle, Inc.	10,696	627,427
Caleres, Inc.	36,177	471,748
Carter’s, Inc.	22,407	632,326
Columbia Sportswear Company	12,019	628,594
Crocs, Inc.(a)	10,759	898,914
Dillard’s, Inc. - Class A	1,769	1,087,015
Ethan Allen Interiors, Inc.	18,269	538,205
Gap, Inc.	38,431	822,039
Gentex Corporation	23,931	677,247
G-III Apparel Group, Ltd.(a)	23,055	613,494
HNI Corporation	12,533	587,171
KB Home	12,749	811,346
LCI Industries	7,399	689,217
Lear Corporation	7,300	734,453
Mattel, Inc.(a)	43,156	726,316
Monarch Casino & Resort, Inc.	5,422	573,864
MRC Global, Inc.(a)	37,699	543,620
ODP Corporation(a)	26,722	744,208
Oxford Industries, Inc.	12,734	516,236
PC Connection, Inc.	8,869	549,789
Phinia, Inc.	10,261	589,802
ScanSource, Inc.(a)	14,110	620,699
Signet Jewelers, Ltd.	9,087	871,625
Steelcase, Inc. - Class A	33,461	575,529
Steven Madden, Ltd.	20,710	693,371
Taylor Morrison Home Corporation(a)	14,343	946,781
Tri Pointe Homes, Inc.(a)	21,108	717,039
YETI Holdings, Inc.(a)	16,367	543,057
		23,540,857

	Shares	Value
Consumer, Non-cyclical - 23.1%
Amphastar Pharmaceuticals, Inc.(a)	18,391	$490,120
Andersons, Inc.	18,130	721,755
Boston Beer Company, Inc. - Class A(a)	2,706	572,103
Cal-Maine Foods, Inc.	8,411	791,475
Collegium Pharmaceutical, Inc.(a)	15,358	537,376
Dole PLC	41,459	557,209
Envista Holdings Corporation(a)	29,505	601,017
Euronet Worldwide, Inc.(a)	9,566	839,990
EVERTEC, Inc.	17,603	594,629
H&R Block, Inc.	18,184	919,565
Harmony Biosciences Holdings, Inc.(a)	15,954	439,692
Heidrick & Struggles International, Inc.	10,545	524,825
ICF International, Inc.	5,835	541,488
Ingredion, Inc.	6,883	840,483
John Wiley & Sons, Inc. - Class A	14,512	587,301
Kforce, Inc.	16,808	503,904
Korn Ferry	8,655	605,677
Lantheus Holdings, Inc.(a)	11,954	613,121
ManpowerGroup, Inc.	16,330	618,907
Molina Healthcare, Inc.(a)	5,873	1,123,857
Omnicell, Inc.(a)	16,320	496,944
Option Care Health, Inc.(a)	22,847	634,233
Pacira BioSciences, Inc.(a)	20,046	516,585
Pediatrix Medical Group, Inc.(a)	33,884	567,557
Perdoceo Education Corporation	17,289	651,104
Pilgrim’s Pride Corporation	20,471	833,579
Premier, Inc. - Class A	25,129	698,586
Prestige Consumer Healthcare, Inc.(a)	9,614	599,914
PROG Holdings, Inc.	16,858	545,525
Reynolds Consumer Products, Inc.	30,120	737,036
Robert Half, Inc.	21,490	730,230
Simply Good Foods Company(a)	20,260	502,853
Smithfield Foods, Inc.	34,595	812,291
Supernus Pharmaceuticals, Inc.(a)	12,420	593,552
Teleflex, Inc.	5,838	714,338
TriNet Group, Inc.	9,914	663,148
Upbound Group, Inc.	24,056	568,443
WEX, Inc.(a)	4,689	738,658
		24,629,070
Energy - 15.1%
Alliance Resource Partners LP	33,102	836,984
Antero Resources Corporation(a)	32,787	1,100,332
APA Corporation	46,551	1,130,258
Black Stone Minerals LP	65,052	854,783
California Resources Corporation	14,767	785,309
Chord Energy Corporation	9,886	982,372
Civitas Resources, Inc.	30,696	997,620
CNX Resources Corporation(a)	23,964	769,724
Core Natural Resources, Inc.	11,338	946,496
DNOW, Inc.(a)	36,698	559,645
Enphase Energy, Inc.(a)	19,843	702,244
HF Sinclair Corporation	20,692	1,083,019

The accompanying notes are an integral part of these financial statements.

3

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Kimbell Royalty Partners LP	44,622	$601,951
Ovintiv, Inc.	25,508	1,030,013
Patterson-UTI Energy, Inc.	122,302	633,524
Range Resources Corporation	26,449	995,540
SunCoke Energy, Inc.	75,009	612,074
Talos Energy, Inc.(a)	68,291	654,911
Weatherford International PLC	11,935	816,712
		16,093,511
Financial - 4.4%
AllianceBernstein Holding LP	18,153	693,808
Artisan Partners Asset Management, Inc. - Class A	16,169	701,734
eXp World Holdings, Inc.	55,354	590,074
Federated Hermes, Inc.	12,962	673,117
SEI Investments Company	9,068	769,420
Victory Capital Holdings, Inc. - Class A	9,836	636,979
Virtus Investment Partners, Inc.	3,184	605,055
		4,670,187
Industrial - 17.1%
A. O. Smith Corporation	11,172	820,136
American Woodmark Corporation(a)	8,814	588,423
Apogee Enterprises, Inc.	12,874	560,920
ArcBest Corporation	7,965	556,515
Arrow Electronics, Inc.(a)	6,575	795,575
Atkore, Inc.	14,777	927,109
CTS Corporation	12,924	516,185
Dorian LPG, Ltd.	20,865	621,777
EnerSys	6,336	715,715
Genco Shipping & Trading, Ltd.	31,251	556,268
Gibraltar Industries, Inc.(a)	9,655	606,334
Hub Group, Inc. - Class A	16,987	585,032
International Seaways, Inc.	15,077	694,748
Janus International Group, Inc.(a)	56,476	557,418
Kennametal, Inc.	26,649	557,764
Masterbrand, Inc.(a)	50,971	671,288
Matson, Inc.	8,611	848,958
Middleby Corporation(a)	5,781	768,468
Mohawk Industries, Inc.(a)	6,159	794,018
Mueller Industries, Inc.	9,332	943,558
Owens Corning	8,558	1,210,615
Sturm Ruger & Company, Inc.	14,736	640,574
Thermon Group Holdings, Inc.(a)	19,925	532,396
TopBuild Corporation(a)	2,172	848,948
Tutor Perini Corporation(a)	11,068	725,950
Worthington Enterprises, Inc.	10,645	590,691
		18,235,383

	Shares	Value
Technology - 11.4%
Adeia, Inc.	39,185	$658,308
Amdocs, Ltd.	10,010	821,321
ASGN, Inc.(a)	13,127	621,564
Axcelis Technologies, Inc.(a)	7,302	712,967
Cirrus Logic, Inc.(a)	6,013	753,369
Dropbox, Inc. - Class A(a)	27,749	838,297
DXC Technology Company(a)	85,581	1,166,469
Genpact, Ltd.	16,742	701,322
GigaCloud Technology, Inc. - Class A(a)	21,663	615,229
Insight Enterprises, Inc.(a)	5,822	660,273
NetScout Systems, Inc.(a)	21,900	565,677
Photronics, Inc.(a)	26,351	604,755
Qorvo, Inc.(a)	9,079	826,915
Skyworks Solutions, Inc.	18,110	1,394,108
Teradata Corporation(a)	31,103	669,026
V2X, Inc.(a)	10,517	610,933
		12,220,533
TOTAL COMMON STOCKS (Cost $106,212,603)		106,696,545
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(b)
First American Government Obligations Fund - Class X, 4.05%(c)	24,076	24,076
TOTAL MONEY MARKET FUNDS (Cost $24,076)		24,076
TOTAL INVESTMENTS - 100.0% (Cost $106,236,679)		$106,720,621
Liabilities in Excess of Other Assets - (0.0)(b)		(8,703)
TOTAL NET ASSETS - 100.0%		$106,711,918

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

DISTILLATE U.S. FUNDAMENTAL STABILITY & VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 1.6%
Reliance, Inc.	48,367	$13,582,904
Royal Gold, Inc.	81,777	16,402,831
		29,985,735
Communications - 13.7%
Airbnb, Inc. - Class A(a)	128,949	15,656,988
Booking Holdings, Inc.	4,832	26,089,273
CDW Corporation	74,573	11,877,987
Cisco Systems, Inc.	547,425	37,454,819
Comcast Corporation - Class A	1,160,332	36,457,631
F5, Inc.(a)	50,160	16,211,210
FactSet Research Systems, Inc.	47,818	13,699,379
GoDaddy, Inc. - Class A(a)	105,680	14,460,194
Omnicom Group, Inc.	170,530	13,903,311
T-Mobile US, Inc.	175,955	42,120,108
Uber Technologies, Inc.(a)	239,601	23,473,710
		251,404,610
Consumer, Cyclical - 8.4%
Crocs, Inc.(a)	175,597	14,671,129
Deckers Outdoor Corporation(a)	110,295	11,180,604
LKQ Corporation	356,011	10,872,576
Lowe’s Companies., Inc.	94,566	23,765,382
NVR, Inc.(a)	1,790	14,382,042
PACCAR, Inc.	170,703	16,783,519
PulteGroup, Inc.	137,449	18,161,136
Target Corporation	192,659	17,281,512
Toll Brothers, Inc.	103,678	14,322,079
Williams-Sonoma, Inc.	71,024	13,881,641
		155,301,620
Consumer, Non-cyclical - 33.1%(b)
AbbVie, Inc.	215,811	49,968,879
Align Technology, Inc.(a)	106,107	13,286,719
Altria Group, Inc.	413,571	27,320,500
Amgen, Inc.	85,832	24,221,791
Automatic Data Processing, Inc.	70,109	20,576,992
Avery Dennison Corporation	69,302	11,238,705
Becton Dickinson and Company	90,633	16,963,779
Cardinal Health, Inc.	113,676	17,842,585
Cencora, Inc.	50,000	15,626,500
Church & Dwight Company, Inc.	155,002	13,582,825
Cigna Group	103,669	29,882,589
Colgate-Palmolive Company	209,952	16,783,563
Corpay, Inc.(a)	40,067	11,541,700
Elevance Health, Inc.	72,968	23,577,420
HCA Healthcare, Inc.	51,642	22,009,821
ICON PLC(a)	64,220	11,238,500
Jazz Pharmaceuticals PLC(a)	106,270	14,006,386
Johnson & Johnson	267,044	49,515,299
Kroger Company	264,968	17,861,493
McKesson Corporation	29,745	22,979,202

	Shares	Value
Merck & Company, Inc.	532,341	$44,679,380
Neurocrine Biosciences, Inc.(a)	90,090	12,646,834
PayPal Holdings, Inc.(a)	297,840	19,973,150
Procter & Gamble Company	240,894	37,013,363
Regeneron Pharmaceuticals, Inc.	35,404	19,906,607
Sysco Corporation	199,259	16,406,986
Universal Health Services, Inc. - Class B	72,414	14,804,318
Waters Corporation(a)	44,404	13,312,763
		608,768,649
Energy - 5.1%
Coterra Energy, Inc.	554,374	13,110,945
Diamondback Energy, Inc.	122,362	17,510,002
Marathon Petroleum Corporation	98,826	19,047,723
MPLX LP	333,728	16,669,713
Permian Resources Corporation	1,009,277	12,918,746
TechnipFMC PLC	346,255	13,659,760
		92,916,889
Financial - 3.7%
Arthur J. Gallagher & Company	51,504	15,952,849
Brown & Brown, Inc.	164,334	15,412,886
Cboe Global Markets, Inc.	69,606	17,070,872
Marsh & McLennan Companies, Inc.	97,940	19,737,848
		68,174,455
Industrial - 18.5%
A. O. Smith Corporation	180,961	13,284,347
Acuity Brands, Inc.	38,126	13,130,213
AMETEK, Inc.	79,480	14,942,240
Applied Industrial Technologies, Inc.	48,244	12,594,096
Builders FirstSource, Inc.(a)	91,980	11,152,575
Crown Holdings, Inc.	112,978	10,912,545
EMCOR Group, Inc.	24,542	15,941,011
FedEx Corporation	77,295	18,226,934
General Dynamics Corporation	56,615	19,305,715
IDEX Corporation	66,407	10,808,403
Jabil, Inc.	62,366	13,544,024
JB Hunt Transport Services, Inc.	105,186	14,112,806
Lennox International, Inc.	25,158	13,317,639
Lockheed Martin Corporation	48,069	23,996,526
Masco Corporation	174,734	12,299,526
Owens Corning	78,293	11,075,328
Packaging Corporation of America	58,079	12,657,156
Smurfit WestRock PLC	332,461	14,152,865
Snap-on, Inc.	41,825	14,493,617
Textron, Inc.	183,135	15,473,076
TopBuild Corporation(a)	40,364	15,776,673
Union Pacific Corporation	98,564	23,297,573
Westinghouse Air Brake Technologies Corporation	74,205	14,875,876
		339,370,764

The accompanying notes are an integral part of these financial statements.

5

DISTILLATE U.S. FUNDAMENTAL STABILITY & VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 15.4%
Accenture plc - Class A - Class A	110,088	$27,147,701
Adobe, Inc.(a)	72,709	25,648,100
Amdocs, Ltd.	147,663	12,115,749
CACI International, Inc. - Class A(a)	26,636	13,285,504
Cognizant Technology Solutions Corporation - Class A	189,637	12,718,954
Dropbox, Inc. - Class A(a)	416,523	12,583,160
EPAM Systems, Inc.(a)	71,428	10,770,628
Fiserv, Inc.(a)	166,082	21,412,952
Gartner, Inc.(a)	55,845	14,679,975
NetApp, Inc.	114,816	13,601,103
ON Semiconductor Corporation(a)	252,521	12,451,810
QUALCOMM, Inc.	177,466	29,523,244
Roper Technologies, Inc.	31,964	15,940,127
Salesforce, Inc.	132,978	31,515,786
SS&C Technologies Holdings, Inc.	183,897	16,322,698
Zoom Video Communications, Inc. - Class A(a)	155,430	12,822,975
		282,540,466
TOTAL COMMON STOCKS (Cost $1,725,002,570)		1,828,463,188
SHORT-TERM INVESTMENTS
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.05%(c)	9,022,654	9,022,654
TOTAL MONEY MARKET FUNDS (Cost $9,022,654)		9,022,654
TOTAL INVESTMENTS - 100.0% (Cost $1,734,025,224)		$1,837,485,842
Other Assets in Excess of Liabilities - 0.0%(d)		857,397
TOTAL NET ASSETS - 100.0%		$1,838,343,239

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

DISTILLATE CAPITAL ETFs
Statements of Assets and Liabilities
September 30, 2025

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
ASSETS:
Investments, at value	$37,844,900	$106,720,621	$1,837,485,842
Foreign currency, at value	30	—	—
Receivable for investments sold	13,694,333	—	—
Receivable for fund shares sold	6,012,300	—	—
Dividends receivable	117,783	39,078	1,447,508
Dividend tax reclaims receivable	36,553	866	—
ETF variable fee receivable	580	—	—
Total assets	57,706,479	106,760,565	1,838,933,350
LIABILITIES:
Payable for investments purchased	13,725,005	—	—
Payable for capital shares redeemed	6,068,020	—	—
Payable to adviser	16,794	48,647	590,111
Total liabilities	19,809,819	48,647	590,111
NET ASSETS	$37,896,660	$106,711,918	$1,838,343,239
Net Assets Consists of:
Paid-in capital	$39,362,040	$120,566,911	$1,797,065,027
Total distributable earnings/(accumulated losses)	(1,465,380)	(13,854,993)	41,278,212
Total net assets	$37,896,660	$106,711,918	$1,838,343,239
Net assets	$37,896,660	$106,711,918	$1,838,343,239
Shares issued and outstanding(a)	1,250,000	2,975,000	31,725,000
Net asset value per share	$30.32	$35.87	$57.95
Cost:
Investments, at cost	$33,116,227	$106,236,679	$1,734,025,224
Foreign currency, at cost	$12	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

DISTILLATE CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
INVESTMENT INCOME:
Dividend income	$1,079,299	$1,705,088	$33,979,190
Less: Issuance fees	(2,415)	(128)	(2,959)
Less: Dividend withholding taxes	(113,808)	(654)	(13,283)
Total investment income	963,076	1,704,306	33,962,948
EXPENSES:
Investment advisory fee	190,624	538,693	7,509,500
Excise tax expense	—	2,993	14,619
Total expenses	190,624	541,686	7,524,119
Net investment income	772,452	1,162,620	26,438,829
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,226,836)	(10,471,807)	(21,169,854)
In-kind redemptions	5,106,323	12,003,075	175,315,293
Foreign currency transactions	(57,924)	—	—
Net realized gain (loss)	3,821,563	1,531,268	154,145,439
Net change in unrealized appreciation (depreciation) on:
Investments	1,556,753	(2,127,308)	(120,036,589)
Foreign currency translation	(6,258)	—	—
Net change in unrealized appreciation (depreciation)	1,550,495	(2,127,308)	(120,036,589)
Net realized and unrealized gain (loss)	5,372,058	(596,040)	34,108,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,144,510	$566,580	$60,547,679

The accompanying notes are an integral part of these financial statements.

8

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets

	Distillate International Fundamental Stability & Value ETF		Distillate Small/Mid Cash Flow ETF
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$772,452	$802,099	$1,162,620	$911,156
Net realized gain (loss)	3,821,563	1,826,946	1,531,268	6,500,106
Net change in unrealized appreciation (depreciation)	1,550,495	4,171,567	(2,127,308)	879,537
Net increase (decrease) in net assets from operations	6,144,510	6,800,612	566,580	8,290,799
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(834,380)	(736,427)	(1,243,316)	(866,572)
Total distributions to shareholders	(834,380)	(736,427)	(1,243,316)	(866,572)
CAPITAL TRANSACTIONS:
Shares sold	20,690,540	10,688,455	60,234,780	121,802,315
Shares redeemed	(24,390,825)	(9,805,265)	(51,905,580)	(60,811,863)
ETF transaction fees (See Note 6)	9,748	6,306	8	—
Net increase (decrease) in net assets from capital transactions	(3,690,537)	889,496	8,329,208	60,990,452
Net increase (decrease) in net assets	1,619,593	6,953,681	7,652,472	68,414,679
NET ASSETS:
Beginning of the year	36,277,067	29,323,386	99,059,446	30,644,767
End of the year	$37,896,660	$36,277,067	$106,711,918	$99,059,446
SHARES TRANSACTIONS
Shares sold	750,000	450,000	1,675,000	3,525,000
Shares redeemed	(900,000)	(400,000)	(1,450,000)	(1,775,000)
Total increase (decrease) in shares outstanding	(150,000)	50,000	225,000	1,750,000

The accompanying notes are an integral part of these financial statements.

9

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets(Continued)

	Distillate U.S. Fundamental Stability & Value ETF
	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$26,438,829	$25,183,464
Net realized gain (loss)	154,145,439	217,351,843
Net change in unrealized appreciation (depreciation)	(120,036,589)	173,264,880
Net increase (decrease) in net assets from operations	60,547,679	415,800,187
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(25,620,627)	(24,424,673)
From return of capital	(2,064,388)	—
Total distributions to shareholders	(27,685,015)	(24,424,673)
CAPITAL TRANSACTIONS:
Shares sold	519,690,317	1,348,465,867
Shares redeemed	(787,174,625)	(949,186,077)
ETF transaction fees (See Note 6)	—	10
Net increase (decrease) in net assets from capital transactions	(267,484,308)	399,279,800
Net increase (decrease) in net assets	(234,621,644)	790,655,314
NET ASSETS:
Beginning of the year	2,072,964,883	1,282,309,569
End of the year	$1,838,343,239	$2,072,964,883
SHARES TRANSACTIONS
Shares sold	9,250,000	26,175,000
Shares redeemed	(14,075,000)	(18,350,000)
Total increase (decrease) in shares outstanding	(4,825,000)	7,825,000

The accompanying notes are an integral part of these financial statements.

10

DISTILLATE INTERNATIONAL FUNDAMENTAL STABILITY & VALUE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,				Period Ended September 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$25.91	$21.72	$17.95	$25.08	$25.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.56	0.55	0.72	0.59
Net realized and unrealized gain (loss) on investments(c)	4.44	4.14	3.77	(7.21)	(0.12)
Total from investment operations	5.02	4.70	4.32	(6.49)	0.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.51)	(0.56)	(0.64)	(0.44)
Total distributions	(0.62)	(0.51)	(0.56)	(0.64)	(0.44)
ETF transaction fees per share (See Note 6)	0.01	0.00(d)	0.01	0.00(d)	0.00(d)
Net asset value, end of period	$30.32	$25.91	$21.72	$17.95	$25.08
Total return(e)	19.79%	21.89%	24.22%	−26.26%	1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,897	$36,277	$29,323	$19,740	$22,568
Ratio of expenses to average net assets(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	2.23%	2.38%	2.53%	3.12%	2.78%
Portfolio turnover rate(e)(g)	91%	117%	75%	102%	57%

(a)	Inception date of the Fund was December 14, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

DISTILLATE SMALL/MID CASH FLOW ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,		Period Ended September 30, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$36.02	$30.64	$24.90
INVESTMENT OPERATIONS:
Net investment income(b)	0.40	0.48	0.37
Net realized and unrealized gain (loss) on investments(c)	(0.12)	5.31	5.69
Total from investment operations	0.28	5.79	6.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.41)	(0.32)
Total distributions	(0.43)	(0.41)	(0.32)
ETF transaction fees per share (See Note 6)	0.00(d)	—	—
Net asset value, end of period	$35.87	$36.02	$30.64
Total return(e)	0.85%	18.91%	24.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,712	$99,059	$30,645
Ratio of expenses to average net assets(f)	0.55%	0.55%	0.55%
Ratio of excise tax expense to average net assets(f)	0.00(h)	—	—
Ratio of net investment income (loss) to average net assets(f)	1.19%	1.39%	1.28%
Portfolio turnover rate(e)(g)	112%	114%	66%

(a)	Inception date of the Fund was October 5, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

12

DISTILLATE U.S. FUNDAMENTAL STABILITY & VALUE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$56.72	$44.64	$36.86	$40.96	$32.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.76	0.76	0.62	0.58	0.46
Net realized and unrealized gain (loss) on investments(b)	1.28	12.04	7.78	(4.17)	8.51
Total from investment operations	2.04	12.80	8.40	(3.59)	8.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(0.72)	(0.62)	(0.51)	(0.62)
Return of capital	(0.06)	—	—	—	—
Total distributions	(0.81)	(0.72)	(0.62)	(0.51)	(0.62)
ETF transaction fees per share (See Note 6)	—	0.00(c)	—	0.00(c)	—
Net asset value, end of year	$57.95	$56.72	$44.64	$36.86	$40.96
Total return	3.67%	28.82%	22.87%	−8.91%	27.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,838,343	$2,072,965	$1,282,310	$721,584	$373,774
Ratio of expenses to average net assets	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of excise tax expense to average net assets	0.00(e)	—	—	—	—
Ratio of net investment income (loss) to average net assets	1.37%	1.49%	1.43%	1.36%	1.17%
Portfolio turnover rate(d)	70%	87%	95%	78%	73%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

13

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
NOTE 1 – ORGANIZATION
Distillate International Fundamental Stability & Value ETF, Distillate Small/Mid Cash Flow ETF, and Distillate U.S. Fundamental Stability & Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Distillate International Fundamental Stability & Value ETF and Distillate U.S. Fundamental Stability & Value ETF is to seek long-term capital appreciation. The investment objective of Distillate Small/Mid Cash Flow ETF is to seek capital appreciation. Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020, Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022 and Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018.
The end of the reporting period for the Funds is September 30, 2025. The current fiscal period is the period from October 1, 2024, through September 30, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

14

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Distillate International Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$37,475,956	$—	$—	$37,475,956
Preferred Stocks	330,168	—	—	330,168
Warrants	—	—	0	0
Money Market Funds	38,776	—	—	38,776
Total Investments	$37,844,900	$—	$—	$37,844,900

Distillate Small/Mid Cash Flow ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$106,696,545	$—	$—	$106,696,545
Money Market Funds	24,076	—	—	24,076
Total Investments	$106,720,621	$—	$—	$106,720,621

Distillate U.S. Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$1,828,463,188	$—	$—	$1,828,463,188
Money Market Funds	9,022,654	—	—	9,022,654
Total Investments	$1,837,485,842	$—	$—	$1,837,485,842

Refer to the Schedules of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfer to or from Level 3.

15

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local income and excise tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

16

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. For the fiscal year ended September 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Distillate International Fundamental Stability & Value ETF	$(4,657,411)	$4,657,411
Distillate Small/Mid Cash Flow ETF	(11,499,482)	11,499,482
Distillate U.S. Fundamental Stability & Value ETF	(169,814,654)	169,814,654

J.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Effective May 1, 2024, Vident Asset Management only serves as the Sub-Adviser for Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF each pay the Adviser at an annual rate of 0.55% based on each Fund’s average daily net assets and Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be

17

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Distillate International Fundamental Stability & Value ETF	$31,521,056	$32,406,672
Distillate Small/Mid Cash Flow ETF	111,587,955	109,784,167
Distillate U.S. Fundamental Stability & Value ETF	1,382,352,147	1,344,035,786

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Distillate International Fundamental Stability & Value ETF	$18,731,923	$21,577,525
Distillate Small/Mid Cash Flow ETF	59,875,398	52,773,005
Distillate U.S. Fundamental Stability & Value ETF	469,081,545	780,263,282

NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2025 were as follows:

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
Tax cost of investments	$34,181,099	$108,969,603	$1,755,254,689
Gross tax unrealized appreciation	5,295,979	8,444,647	196,739,208
Gross tax unrealized depreciation	(1,637,570)	(10,693,629)	(114,508,055)
Net tax unrealized appreciation (depreciation)	3,658,409	(2,248,982)	82,231,153
Undistributed ordinary income	468,081	82,745	—
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(5,591,870)	(11,688,756)	(40,952,941)
Distributable earnings (accumulated losses)	$(1,465,380)	$(13,854,993)	$41,278,212

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing losses on wash sales, passive foreign investment companies (PFICs), and the tax treatment of partnership investments.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2025, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

18

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
As of September 30, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate International Fundamental Stability & Value ETF	$3,756,998	$1,834,872
Distillate Small/Mid Cash Flow ETF	8,837,639	2,851,117
Distillate U.S. Fundamental Stability & Value ETF	7,311,584	33,641,357

During the fiscal period ended September 30, 2025 the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of September 20, 2024.
The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2025 and fiscal year ended September 30, 2024 were as follows:

	Ordinary Income
	Year Ended September 30,
	2025	2024
Distillate International Fundamental Stability & Value ETF	$834,380	$736,427
Distillate Small/Mid Cash Flow ETF	1,243,316	866,572

	Year Ended September 30, 2025
	Ordinary Income	Return of Capital
Distillate U.S. Fundamental Stability & Value ETF	$25,620,627	$2,064,388

	Year Ended September 30, 2024
	Ordinary Income	Return of Capital
Distillate U.S. Fundamental Stability & Value ETF	$24,424,673	$ —

NOTE 6 – SHARE TRANSACTIONS
Shares of Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are listed and trade on the New York Stock Exchange (“NYSE”). Shares of Distillate U.S. Fundamental Stability & Value ETF are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Distillate International Fundamental Stability & Value ETF is $1,000, payable to the Custodian. The standard fixed transaction fee for Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the

19

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
Sector Risk (Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

20

DISTILLATE CAPITAL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Distillate Capital ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Distillate International Fundamental Stability & Value ETF, Distillate Small/Mid Cash Flow ETF, and Distillate U.S. Fundamental Stability & Value ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Distillate International Fundamental Stability & Value ETF	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, 2022 and for the period from December 14, 2020 (commencement of operations) to September 30, 2021
Distillate Small/Mid Cash Flow ETF	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, and for the period from October 5, 2022 (commencement of operations) to September 30, 2023
Distillate U.S. Fundamental Stability & Value ETF	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, 2022, and 2021.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 25, 2025

21

DISTILLATE CAPITAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate International Fundamental Stability & Value ETF	80.35%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	0.00%
Distillate U.S. Fundamental Stability & Value ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate International Fundamental Stability & Value ETF	$92,541	$0.07403280	100.00%
Distillate Small/Mid Cash Flow ETF	—	—	—
Distillate U.S. Fundamental Stability & Value ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

22

DISTILLATE CAPITAL ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

23

DISTILLATE CAPITAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners LLC (the “Adviser”) and the Trust, on behalf of Distillate U.S. Fundamental Stability & Value ETF (“DSTL”), Distillate International Fundamental Stability & Value ETF (“DSTX”) and Distillate Small/Mid Cash Flow ETF (“DSMC”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, the Adviser’s representatives provided an oral overview of the Funds’ investment strategies, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund. The Board also noted that the Adviser is responsible for the oversight of DSTL’s sub-adviser.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding the past investment performance of each Fund, for periods ended March 31, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well

24

DISTILLATE CAPITAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar thematic investment strategies as the relevant Fund.
DSTL: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, over the one-year period, slightly underperformed the same benchmark over the three- and five-year periods, and slightly outperformed the same benchmark over the since inception period. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, is actively managed and selects large-cap equities of U.S. companies based on a company’s valuation and the volatility of its cash flows. In addition, the Board observed that the Fund outperformed another benchmark, the Russell 1000 Value Total Return Index, over the three-, five-year, and since inception periods, but underperformed the same benchmark over the one-year period. The Board noted that the Russell 1000 Value Total Return Index seeks to track the investment results of an index composed of large- and mid-cap U.S. equities that exhibit value characteristics.
The Board then noted that, for the three- and five-year periods ended March 31, 2025, the Fund outperformed the median return of its Peer Group and its Category Peer Group, both of which are comprised entirely of funds in the Morningstar US Fund Large Value category. The Board further noted that the Fund underperformed the median return of the same peer groups over the one-year period. With respect to the Selected Peer Group, the Board observed that the Adviser selected eight competing ETFs that generally focus on value and/or risk factors, including both index-based and actively managed ETFs. The Board considered that the Fund performed within the range of its Selected Peers over the one-, three-, and five-year periods ended March 31, 2025.
In addition, the Board noted that the Fund converted from passive to active management on April 3, 2023, and all Fund performance prior to that date reflects the Fund’s prior investment objective and passively managed strategy.
DSTX: The Board noted that the Fund slightly underperformed its broad-based benchmark, the Morningstar Global Markets Index, over the one-, three-year, and since inception periods. The Morningstar Global Markets Index measures the performance of large-, mid-, and small-cap stocks in developed and emerging markets around the world. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, is actively managed and selects large- and mid-cap equities of non-U.S. securities based on a company’s valuation and the volatility of its cash flows.
The Board then noted that, for the one- and three-year periods ended March 31, 2025, the Fund underperformed the median return of its Peer Group and its Category Peer Group, both of which are comprised primarily of funds in the Morningstar US Fund Foreign Large Blend category. With respect to the Selected Peer Group, the Board observed that the Adviser selected six competing ETFs that are actively managed and generally focus on value and/or risk factors. The Board considered that the Fund performed within the range of its Selected Peers over the one- and three-year periods ended March 31, 2025.
DSMC: The Board noted that the Fund significantly underperformed its broad-based benchmark, the Russell 3000 Total Return Index, over the one-year period, but outperformed the same benchmark over the since inception period. The Russell 3000 Total Return Index measures the performance of the broad U.S. equity market. The Board also observed that the Fund underperformed two additional benchmarks, the Russell 2000 Total Return Index and the Morningstar US Small Cap Total Return USD Index, over the one-year period, but outperformed the same additional benchmarks over the since inception period. The Russell 2000 Total Return Index measures the performance of the small-cap sector of the U.S. equity market, and the Morningstar US Small Cap Total Return USD Index measures the performance of small-cap stocks in the United States. In comparing the Fund’s performance to that of the benchmarks, the Board noted that the Fund, unlike its benchmarks, is actively managed and selects small- and mid-cap equities of non-U.S. securities based on a company’s valuation and the volatility of its cash flows.
The Board then noted that, for the one-year period ended March 31, 2025, the Fund significantly underperformed the median return of its Peer Group and its Category Peer Group. The Board took into consideration that its Peer Group is comprised of a mix of small- and mid-cap ETFs with either value or blended strategies; whereas, the Category Peer Group is comprised entirely of funds in the Morningstar US Fund Small Value category. With respect to the Selected

25

DISTILLATE CAPITAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Peer Group, the Board observed that the Adviser selected five competing small-cap ETFs that are actively managed and generally focus on value and/or risk factors. The Board considered that the Fund performed within the range of its Selected Peers over the one-year period ended March 31, 2025.
The Board then noted that the Fund commenced operations on August 22, 2022, less than three years prior to March 31, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, each Fund a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources.
The Board then compared each Fund’s net expense ratio to that of its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was equal to its unitary management fee. The Board noted that each Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and its Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was within, but near the high end of, the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement. The Board noted that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the unitary fee structure for each Fund did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/4/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature.